Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2012
Registrant Name	dei_EntityRegistrantName	MANAGERS AMG FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001089951
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
Trilogy Global Equity Fund (Prospectus Summary) | Trilogy Global Equity Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TLGVX
Trilogy Global Equity Fund (Prospectus Summary) | Trilogy Global Equity Fund | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TLGSX
Trilogy Global Equity Fund (Prospectus Summary) | Trilogy Global Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TLGIX
Trilogy Emerging Markets Equity Fund (Prospectus Summary) | Trilogy Emerging Markets Equity Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TLEVX
Trilogy Emerging Markets Equity Fund (Prospectus Summary) | Trilogy Emerging Markets Equity Fund | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TLESX
Trilogy Emerging Markets Equity Fund (Prospectus Summary) | Trilogy Emerging Markets Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TLEIX
Trilogy International Small Cap Fund (Prospectus Summary) | Trilogy International Small Cap Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TLSVX
Trilogy International Small Cap Fund (Prospectus Summary) | Trilogy International Small Cap Fund | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TLSSX
Trilogy International Small Cap Fund (Prospectus Summary) | Trilogy International Small Cap Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TLSIX